Commitments and Contingencies - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Other Commitments [Line Items]
Loss contingency accrual	$ 1.5
Minimum
Other Commitments [Line Items]
Remaining term of conditional commitment	1 month
Maximum
Other Commitments [Line Items]
Remaining term of conditional commitment	5 years